INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Disclosure of detailed information about effective income tax expense recovery

	2021	2020
Current expense:
Income tax	$39	$3,647
	39	3,647
Deferred tax expense (recovery):
Income tax	—	144
	—	144
Income tax expense	$39	$3,791

Disclosure of detailed information about reconciliation of income taxes computed as statutory tax rate

	2021	2020
Net income (loss) before tax	$(42,202)	$4,125
Canadian statutory income tax rate	27%	27%
Anticipated income tax at statutory rate	$(11,395)	$1,115
Permanent differences	3,941	(2,084)
Differences between Canadian and foreign tax rates	(4,055)	3,144
Change in estimate	951	1,668
Impact of foreign exchange on local currencies	754	2,739
Change in deferred tax assets not recognized	10,275	(2,451)
Other items	(432)	(340)
Income tax expense	$39	$3,791
Effective tax rate	0%	92%

Disclosure of deferred taxes

	December 31,	December 31,
	2021	2020
Deferred income tax liabilities	(2,337)	(2,488)
Deferred withholding tax liabilities	(2,199)	(2,194)
Total deferred income tax liabilities	(4,536)	(4,682)

Disclosure of temporary difference, unused tax losses and unused tax credits

	December 31,	December 31,
	2021	2020
Tax losses carried forward	$17,567	$18,968
Withholding tax liability	(2,199)	(2,194)
Mineral properties, plant and equipment	(19,684)	(20,298)
Other taxable temporary differences	(220)	(1,158)
Net deferred income tax liabilities	$(4,536)	$(4,682)

Disclosure of unused tax losses

		2021		2020
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2041	$32,800	2026 to 2040	$29,730
	Mexico	2023 to 2031	$31,950	2023 to 2030	$24,870
	Brazil	indefinite	$93,027	indefinite	$79,382
	Peru	indefinite	$73,464	indefinite	$73,491

Disclosure of detailed information about temporary differences of unrecognized deferred tax assets

	December 31,	December 31,
	2021	2020
Tax losses carried forward	$240,705	$217,342
Mineral properties, plant and equipment	51,938	45,429
Other deductible temporary differences	91,413	105,725
Unrecognized temporary differences	$384,056	$368,496